                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07715
                 -----------------------------------------------

              CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND, INC.
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
               (Address of Principal Executive Offices)  (Zip Code)

                                Hal Liebes, Esq.
              Credit Suisse Global Post-Venture Capital Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

- CREDIT SUISSE
  GLOBAL POST-VENTURE CAPITAL FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)


                                                                    June 1, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class Shares and Advisor Class Shares of Credit Suisse Global Post-Venture Capital Fund(1) (the "Fund") had gains of 8.82% and 8.66%, respectively, versus increases of 8.67% for the Morgan Stanley Capital International World Index(2) and 5.75% for the Russell Midcap(R) Growth Index.(2) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had gains of 8.82%(3), 8.37%(3) and 8.42%(3) respectively, for the same period.

   The period was a volatile though ultimately positive one for most global equity markets. Stocks initially rose, continuing a rally begun in March 2003 on improvements in U.S. economic data and corporate profits. Markets finished the period on a weak note, however, hurt by fears of rising U.S. interest rates, worries that China's strong growth would be reined in, and renewed geopolitical concerns.

   The Fund's performance was aided primarily by favorable stock selection in the healthcare, consumer discretionary and consumer staples sectors. On the negative side, the Fund's overweighting in information technology detracted from performance, as that sector underperformed globally. The Fund's industrial stocks also hampered its return. From a regional perspective, the Fund's U.S. and European holdings contributed positively to performance, while its Asian stocks modestly lagged.

   In terms of noteworthy recent changes, we have been adjusting our exposure to semiconductor stocks, which had strong performance in 2003 due to a pick up in global demand for semiconductors and electronic components. We believe that growth for electronic components should moderate going forward. In that context, we decided to sell certain stocks, such as a large manufacturer of commodity memory components, after it appreciated to reach our price target. In addition, we reduced our exposure to other commodity electronics components by selling two large contract manufacturers whose businesses are driven by the manufacturer and assembly of PCs, mobile phones, and telecommunication equipment. That said, we also initiated positions in two semiconductor-equipment companies that we view as having compelling business models. We think that, despite the overall sluggish growth in semiconductor units in 2004, semiconductor manufacturers will likely begin to spend on new equipment in 2004-2005.

   We trimmed our weighting in healthcare -- where we have been overweight for almost two years now -- most specifically in healthcare services. One stock we sold was a U.S. hospital company on concerns over fundamentals in the hospital business.

   Going forward, while our general view on the U.S. economy and corporate profits is positive, we believe that market volatility could remain high for a spell, with stocks vulnerable to interest-rate worries and the ever-present threat of geopolitical tensions. Still, on a company-specific basis, we believe that good opportunities exist in a variety of sectors, and we remain focused on companies we deem to have the financial wherewithal to execute their long-term business models.


The Credit Suisse Global Post-Venture Capital Team

Leo M. Bernstein
Calvin E. Chung
Harry M. Jaffe
Chris Matyszewski

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE FUND'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                                        SINCE      INCEPTION
                                                1 YEAR      5 YEARS    INCEPTION     DATE
                                                ------      -------    ---------   ---------
Common Class                                    68.65%       4.92%        9.25%     9/30/96
Advisor Class                                   68.24%       4.61%        8.94%     9/30/96
Class A Without
   Sales Charge                                 69.85%         --        (0.92)%    7/31/01
Class A With Maximum
   Sales Charge                                 60.10%         --        (3.11)%    7/31/01
Class B Without CDSC                            67.31%         --        (1.71)%    7/31/01
Class B With CDSC                               63.31%         --        (2.45)%    7/31/01
Class C Without CDSC                            67.45%         --        (1.64)%    7/31/01
Class C With CDSC                               66.45%         --        (1.64)%    7/31/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                                        SINCE      INCEPTION
                                                1 YEAR      5 YEARS    INCEPTION     DATE
                                                ------      -------    ---------   ---------
Common Class                                    50.00%       3.29%        8.87%     9/30/96
Advisor Class                                   49.67%       3.00%        8.57%     9/30/96
Class A Without
   Sales Charge                                 50.97%         --        (1.59)%    7/31/01
Class A With Maximum
   Sales Charge                                 42.32%         --        (3.69)%    7/31/01
Class B Without CDSC                            48.84%         --        (2.36)%    7/31/01
Class B With CDSC                               44.84%         --        (3.07)%    7/31/01
Class C Without CDSC                            48.84%         --        (2.29)%    7/31/01
Class C With CDSC                               47.84%         --        (2.29)%    7/31/01

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. The Morgan Stanley Capital International World Index is a free float-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 2.56%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 4.37%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 7.42%.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                                              NUMBER OF
                                                                               SHARES           VALUE
                                                                             -----------        -----
COMMON STOCKS (94.4%)
BELGIUM (0.3%)
PERSONAL PRODUCTS (0.3%)
   Oriflame Cosmetics SA SDR*                                                     17,020    $     529,129
                                                                                            -------------
TOTAL BELGIUM                                                                                     529,129
                                                                                            -------------
CANADA (0.3%)

LEISURE EQUIPMENT & PRODUCTS (0.3%)
   Mega Bloks, Rule 144A*++                                                       30,300          440,647
                                                                                            -------------
TOTAL CANADA                                                                                      440,647
                                                                                            -------------
DENMARK (1.6%)
ELECTRICAL EQUIPMENT (1.6%)
   Vestas Wind Systems AS                                                        185,400        2,762,573
                                                                                            -------------
TOTAL DENMARK                                                                                   2,762,573
                                                                                            -------------
FRANCE (2.3%)
OFFICE ELECTRONICS (2.3%)
   Neopost SA                                                                     68,808        3,795,071
                                                                                            -------------
TOTAL FRANCE                                                                                    3,795,071
                                                                                            -------------
IRELAND (1.4%)
AIRLINES (1.4%)
   Ryanair Holdings PLC*                                                          27,800          161,294
   Ryanair Holdings PLC ADR*#                                                     66,300        2,209,116
                                                                                            -------------
TOTAL IRELAND                                                                                   2,370,410
                                                                                            -------------
ISRAEL (1.2%)
INTERNET SOFTWARE & SERVICES (1.2%)
   Check Point Software Technologies, Ltd.*#                                      85,700        2,007,951
                                                                                            -------------
TOTAL ISRAEL                                                                                    2,007,951
                                                                                            -------------
JAPAN (6.5%)
DIVERSIFIED FINANCIALS (1.6%)
   JAFCO Company, Ltd.                                                            32,600        2,658,692
                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE (3.0%)
   Round One Corp.                                                                 2,590        5,069,458
                                                                                            -------------
LEISURE EQUIPMENT & PRODUCTS (0.0%)
   Sega Corp.*                                                                        40              419
                                                                                            -------------
SPECIALTY RETAIL (1.9%)
   USS Company, Ltd.                                                              36,780        3,109,577
                                                                                            -------------
TOTAL JAPAN                                                                                    10,838,146
                                                                                            -------------
NETHERLANDS (2.6%)
FOOD PRODUCTS (2.6%)
   Nutreco Holdings NV                                                           122,558        4,367,826
                                                                                            -------------
TOTAL NETHERLANDS                                                                               4,367,826
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                              NUMBER OF
                                                                               SHARES           VALUE
                                                                             -----------        -----
COMMON STOCKS
NORWAY (1.5%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   Tandberg ASA#                                                                 257,750    $   2,329,502
                                                                                            -------------
INTERNET SOFTWARE & SERVICES (0.1%)
   Opera Software ASA*                                                           175,070          193,443
                                                                                            -------------
TOTAL NORWAY                                                                                    2,522,945
                                                                                            -------------
SWEDEN (3.6%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
   Getinge AB Class B#                                                           365,800        4,213,706
                                                                                            -------------
MACHINERY (1.1%)
   Alfa Laval AB                                                                 124,100        1,868,132
                                                                                            -------------
TOTAL SWEDEN                                                                                    6,081,838
                                                                                            -------------
SWITZERLAND (1.9%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.9%)
   Nobel Biocare Holding AG                                                       23,929        3,243,500
                                                                                            -------------
TOTAL SWITZERLAND                                                                               3,243,500
                                                                                            -------------
TAIWAN (0.5%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.5%)
   MediaTek, Inc.                                                                 94,500          901,761
                                                                                            -------------
TOTAL TAIWAN                                                                                      901,761
                                                                                            -------------
UNITED KINGDOM (11.0%)
DIVERSIFIED FINANCIALS (2.8%)
   3i Group PLC                                                                  432,844        4,628,535
                                                                                            -------------
HOTELS, RESTAURANTS & LEISURE (3.4%)
   Enterprise Inns PLC                                                           153,961        1,665,464
   William Hill PLC                                                              423,375        4,024,249
                                                                                            -------------
                                                                                                5,689,713
                                                                                            -------------
HOUSEHOLD DURABLES (1.5%)
   MFI Furniture Group PLC                                                       919,378        2,555,621
                                                                                            -------------
SOFTWARE (3.3%)
   Amdocs, Ltd.*                                                                  94,800        2,516,940
   Sage Group PLC                                                                996,960        3,054,152
                                                                                            -------------
                                                                                                5,571,092
                                                                                            -------------
TOTAL UNITED KINGDOM                                                                           18,444,961
                                                                                            -------------
UNITED STATES (59.7%)
COMMERCIAL SERVICES & SUPPLIES (0.9%)
   BISYS Group, Inc.*                                                            105,500        1,529,750
                                                                                            -------------
COMPUTERS & PERIPHERALS (0.0%)
   EMC Corp.*#                                                                       761            8,493
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                              NUMBER OF
                                                                               SHARES           VALUE
                                                                             -----------        -----
COMMON STOCKS
UNITED STATES (CONTINUED)
DIVERSIFIED FINANCIALS (7.3%)
   Affiliated Managers Group, Inc.*#                                              44,100    $   2,147,670
   E*TRADE Financial Corp.*@                                                     484,100        5,499,376
   Franklin Resources, Inc.                                                       82,500        4,523,475
                                                                                            -------------
                                                                                               12,170,521
                                                                                            -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
   Sanmina-SCI Corp.*                                                            261,900        2,624,238
                                                                                            -------------
FOOD & DRUG RETAILING (3.1%)
   Whole Foods Market, Inc.#                                                      16,300        1,303,837
   Wild Oats Markets, Inc.*                                                      284,300        3,923,340
                                                                                            -------------
                                                                                                5,227,177
                                                                                            -------------

HEALTHCARE PROVIDERS & SERVICES (15.7%)
   Accredo Health, Inc.*                                                         123,200        4,761,680
   AMERIGROUP Corp.                                                               35,100        1,457,001
   Centene Corp.*#                                                                77,950        2,611,325
   Pediatrix Medical Group, Inc.*                                                 70,200        5,019,300
   Psychiatric Solutions, Inc.                                                     1,169           27,179
   Select Medical Corp.#                                                         258,800        4,904,260
   Triad Hospitals, Inc.*                                                        103,200        3,509,832
   United Surgical Partners International, Inc.                                  110,000        3,984,200
                                                                                            -------------
                                                                                               26,274,777
                                                                                            -------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
   Buffalo Wild Wings, Inc.*#                                                     29,000          962,220
   Panera Bread Co. Class A*#                                                     27,300        1,115,751
                                                                                            -------------
                                                                                                2,077,971
                                                                                            -------------

HOUSEHOLD DURABLES (2.1%)
   Yankee Candle Company, Inc.*                                                  130,300        3,528,524
                                                                                            -------------
INTERNET SOFTWARE & SERVICES (1.1%)
   Corillian Corp.*                                                              201,100          868,752
   Digitas, Inc.*                                                                 98,700          978,117
                                                                                            -------------
                                                                                                1,846,869
                                                                                            -------------

MEDIA (5.8%)
   Clear Channel Communications, Inc.                                             79,200        3,286,008
   Journal Register Co.*                                                         110,100        2,183,283
   Netflix, Inc.*#                                                               112,600        2,847,654
   Radio One, Inc. Class A*#                                                      75,000        1,431,000
                                                                                            -------------
                                                                                                9,747,945
                                                                                            -------------

MULTILINE RETAIL (1.4%)
   Dollar Tree Stores, Inc.*                                                      89,200        2,403,940
                                                                                            -------------
OIL & GAS (2.3%)
   Newfield Exploration Co.*                                                      73,900        3,893,052
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                              NUMBER OF
                                                                               SHARES           VALUE
                                                                             -----------        -----
COMMON STOCKS
UNITED STATES (CONTINUED)
PHARMACEUTICALS (2.0%)
   Sepracor, Inc.*#                                                               71,700    $   3,427,977
                                                                                            -------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (5.1%)
   Artisan Components, Inc.*#                                                    111,800        2,616,120
   Conexant Systems, Inc.*                                                       402,887        1,752,559
   Cymer, Inc.*                                                                   75,000        2,398,500
   Integrated Circuit Systems, Inc.*                                              72,500        1,717,525
                                                                                            -------------
                                                                                                8,484,704
                                                                                            -------------

SOFTWARE (3.9%)
   JDA Software Group, Inc.*#                                                    273,500        3,591,055
   Lawson Software, Inc.*                                                        202,100        1,432,889
   Micromuse, Inc.*                                                              223,000        1,496,330
                                                                                            -------------
                                                                                                6,520,274
                                                                                            -------------

SPECIALTY RETAIL (5.0%)
   Aeropostale, Inc.*                                                            130,200        2,863,098
   Brookstone, Inc.*                                                              77,700        1,545,453
   Hot Topic, Inc.*#                                                              79,150        1,761,879
   Urban Outfitters, Inc.*#                                                       47,200        2,179,224
                                                                                            -------------
                                                                                                8,349,654
                                                                                            -------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
   Crown Castle International Corp.*#                                            146,000        2,036,700
                                                                                            -------------
TOTAL UNITED STATES                                                                           100,152,566
                                                                                            -------------
TOTAL COMMON STOCKS (Cost $130,500,555)                                                       158,459,324
                                                                                            -------------
PREFERRED STOCKS (0.5%)
UNITED STATES (0.5%)
CONSUMER SERVICES (0.5%)
   PRN Corp.*##                                                                   88,000          792,000
                                                                                            -------------
INTERNET SOFTWARE & SERVICES (0.0%)
   Planetweb, Inc.*##                                                            183,800            4,283
                                                                                            -------------

TOTAL PREFERRED STOCKS (Cost $1,790,331)                                                          796,283
                                                                                            -------------

WARRANT (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
   PRN Corp.*## (Cost $0)                                                         20,366                0
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                                                              NUMBER OF
                                                                               SHARES           VALUE
                                                                             -----------        -----
LIMITED PARTNERSHIPS (1.4%)
UNITED STATES (1.4%)
VENTURE CAPITAL (1.4%)
   Austin Ventures VIII LP*##                                                    210,003    $     216,249
   Boston Ventures L.P.V*##                                                      960,014          386,214
   CVC European Equity III L.P.*##                                               522,581          554,568
   Madison Dearborn Capital Partners, Inc.*##                                    391,853          313,898
   New Enterprise Associates VII*##                                            1,000,000          206,760
   Oak Investment Partners X L.P.*##                                             901,034          648,131
                                                                                            -------------

TOTAL LIMITED PARTNERSHIPS (Cost $2,865,583)                                                    2,325,820
                                                                                            -------------

SHORT-TERM INVESTMENTS (18.2%)
   State Street Navigator Prime Fund**                                         2,142,709       22,142,709
                                                                                            -------------

                                                                                PAR
                                                                               (000)
                                                                             -----------
   State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 5/03/04        $     8,442        8,442,000
                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $30,584,709)                                                30,584,709
                                                                                            -------------

TOTAL INVESTMENTS AT VALUE (114.5%) (Cost $165,741,178)                                       192,166,136

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.5%)                                                (24,283,380)
                                                                                            -------------

NET ASSETS (100.0%)                                                                         $ 167,882,756
                                                                                            =============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        SDR = Swedish Depositary Receipt

*   Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004 these securities amounted to a value of $440,647 or 0.26% of net assets.
## Restricted security; not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#   Security or portion thereof is out on loan.
** Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

ASSETS
    Investments at value, including collateral for securities on loan of
       $22,142,709 (Cost $165,741,178) (Note 1)                                                        $  192,166,136(1)
    Cash                                                                                                           55
    Foreign currency at value (cost $94,271)                                                                   94,823
    Dividend and interest receivable                                                                           93,950
    Receivable for fund shares sold                                                                            39,800
    Receivable for investments sold                                                                            21,652
    Prepaid expenses and other assets                                                                          56,622
                                                                                                       --------------
      Total Assets                                                                                        192,473,038
                                                                                                       --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                              68,812
    Administrative services fee payable (Note 2)                                                               30,498
    Shareholder servicing/Distribution fee payable (Note 2)                                                    37,106
    Payable upon return of securities loaned (Note 1)                                                      22,142,709
    Payable for investments purchased                                                                       1,936,578
    Payable for fund shares redeemed                                                                          138,402
    Directors' fee payable                                                                                         33
    Other accrued expenses payable                                                                            236,144
                                                                                                       --------------
      Total Liabilities                                                                                    24,590,282
                                                                                                       --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                                   10,232
    Paid-in capital (Note 6)                                                                              252,859,989
    Accumulated net investment loss                                                                        (1,032,399)
    Accumulated net realized loss on investments and foreign currency transactions                       (110,379,725)
    Net unrealized appreciation from investments and foreign currency translations                         26,424,659
                                                                                                       --------------
      Net Assets                                                                                       $  167,882,756
                                                                                                       ==============
COMMON SHARES
    Net assets                                                                                         $   54,619,197
    Shares outstanding                                                                                      3,327,540
                                                                                                       --------------
    Net asset value, offering price, and redemption price per share                                    $        16.41
                                                                                                       ==============
ADVISOR SHARES
    Net assets                                                                                         $    2,033,754
    Shares outstanding                                                                                        126,648
                                                                                                       --------------
    Net asset value, offering price, and redemption price per share                                    $        16.06
                                                                                                       ==============
A SHARES
    Net assets                                                                                         $  110,583,729
    Shares outstanding                                                                                      6,737,657
                                                                                                       --------------
    Net asset value and redemption price per share                                                     $        16.41
                                                                                                       ==============
    Maximum offering price per share (net asset value/(1-5.75%))                                       $        17.41
                                                                                                       ==============
B SHARES
    Net assets                                                                                         $      282,749
    Shares outstanding                                                                                         17,601
                                                                                                       --------------
    Net asset value and offering price per share                                                       $        16.06
                                                                                                       ==============
C SHARES
    Net assets                                                                                         $      363,327
    Shares outstanding                                                                                         22,587
                                                                                                       --------------
    Net asset value and offering price per share                                                       $        16.09
                                                                                                       ==============

(1) Including $21,149,940 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                                                          $      402,714
    Interest                                                                                                   25,539
    Securities lending                                                                                          7,490
    Foreign taxes withheld                                                                                    (41,012)
                                                                                                       --------------
      Total investment income                                                                                 394,731
                                                                                                       --------------
EXPENSES
    Investment advisory fees (Note 2)                                                                       1,078,127
    Administrative services fees (Note 2)                                                                     135,682
    Shareholder servicing/Distribution fees (Note 2)
      Common Class                                                                                             69,445
      Advisor Class                                                                                             5,204
      Class A                                                                                                 143,111
      Class B                                                                                                     936
      Class C                                                                                                     932
    Transfer agent fees (Note 2)                                                                              351,114
    Legal fees                                                                                                 38,757
    Printing fees (Note 2)                                                                                     37,618
    Registration fees                                                                                          24,578
    Custodian fees                                                                                             20,827
    Audit fees                                                                                                  8,741
    Directors' fees                                                                                             8,716
    Insurance expense                                                                                           7,259
    Commitment fees (Note 3)                                                                                    1,210
    Miscellaneous expense                                                                                       9,811
                                                                                                       --------------
      Total expenses                                                                                        1,942,068
    Less: fees waived (Note 2)                                                                               (514,938)
                                                                                                       --------------
      Net expenses                                                                                          1,427,130
                                                                                                       --------------
       Net investment loss                                                                                 (1,032,399)
                                                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                                      7,404,316
    Net realized loss on foreign currency transactions                                                         (3,984)
    Net change in unrealized appreciation (depreciation) from investments                                   8,281,654
    Net change in unrealized appreciation (depreciation) from foreign currency translations                    (1,573)
                                                                                                       --------------
    Net realized and unrealized gain from investments and foreign currency related items                   15,680,413
                                                                                                       --------------
    Net increase in net assets resulting from operations                                               $   14,648,014
                                                                                                       ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    FOR THE SIX MONTHS
                                                                                           ENDED              FOR THE YEAR
                                                                                      APRIL 30, 2004              ENDED
                                                                                        (UNAUDITED)          OCTOBER 31, 2003
                                                                                   --------------------    --------------------
FROM OPERATIONS
  Net investment loss                                                              $         (1,032,399)   $           (727,357)
  Net realized gain (loss) from investments and foreign
   currency transactions                                                                      7,400,332                (432,953)
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations                                         8,280,081              21,151,770
                                                                                   --------------------    --------------------

   Net increase in net assets resulting from operations                                      14,648,014              19,991,460
                                                                                   --------------------    --------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Proceeds from sale of shares                                                                9,449,116              93,412,350
  Exchange value of shares due to merger                                                             --             116,650,286
  Net asset value of shares redeemed                                                        (29,865,361)(1)        (110,586,775)(2)
                                                                                   --------------------    --------------------

   Net increase (decrease) in net assets from capital share transactions                    (20,416,245)             99,475,861
                                                                                   --------------------    --------------------
  Net increase (decrease) in net assets                                                      (5,768,231)            119,467,321

NET ASSETS
  Beginning of period                                                                       173,650,987              54,183,666
                                                                                   --------------------    --------------------

  End of period                                                                    $        167,882,756    $        173,650,987
                                                                                   ====================    ====================

ACCUMULATED NET INVESTMENT LOSS                                                    $         (1,032,399)   $                 --
                                                                                   ====================    ====================

(1) Net of $4,524 of redemption fees retained by the Fund.
(2) Net of $11,607 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX
                                                            MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                           APRIL 30, 2004        --------------------------------------------
                                                             (UNAUDITED)            2003             2002             2001
                                                          ----------------       ----------       ----------       ----------
PER SHARE DATA
Net asset value, beginning of period                      $          15.08       $    11.02       $    14.73       $    27.67
                                                          ----------------       ----------       ----------       ----------

INVESTMENT OPERATIONS
  Net investment loss                                                (0.10)(1)        (0.13)(1)        (0.19)(1)        (0.21)(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                                    1.43             4.19            (3.52)          (12.73)
                                                          ----------------       ----------       ----------       ----------

      Total from investment operations                                1.33             4.06            (3.71)          (12.94)
                                                          ----------------       ----------       ----------       ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                 --               --               --               --
                                                          ----------------       ----------       ----------       ----------

REDEMPTION FEES                                                       0.00(2)          0.00(2)            --               --
                                                          ----------------       ----------       ----------       ----------

NET ASSET VALUE, END OF PERIOD                            $          16.41       $    15.08       $    11.02       $    14.73
                                                          ================       ==========       ==========       ==========

      Total return(3)                                                 8.82%           36.84%          (25.19)%         (46.77)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $         54,619       $   54,827       $   52,702       $   94,322
    Ratio of expenses to average net assets(4)                        1.65%(5)         1.65%            1.65%            1.65%
    Ratio of net investment loss to average
      net assets                                                     (1.19)%(5)       (1.11)%          (1.28)%          (1.06)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                                  0.60%(5)         0.94%            0.81%            0.49%
  Portfolio turnover rate                                               27%             171%              84%             138%

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                          ------------------------------
                                                               2000            1999
                                                          --------------   -------------
PER SHARE DATA
Net asset value, beginning of period                      $        19.25   $       10.53
                                                          --------------   -------------

INVESTMENT OPERATIONS
  Net investment loss                                              (0.13)          (0.09)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                                 11.35            8.84
                                                          --------------   -------------

      Total from investment operations                             11.22            8.75
                                                          --------------   -------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                            (2.80)          (0.03)
                                                          --------------   -------------

REDEMPTION FEES                                                       --              --
                                                          --------------   -------------

NET ASSET VALUE, END OF PERIOD                            $        27.67   $       19.25
                                                          ==============   =============

      Total return(3)                                              60.22%          83.36%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $      211,822   $       7,263
    Ratio of expenses to average net assets(4)                      1.67%           1.66%
    Ratio of net investment loss to average
      net assets                                                   (0.77)%         (0.61)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                                0.44%           2.07%
  Portfolio turnover rate                                             96%            240%

(1) Per share information is calculated using the average shares outstanding method.

(2) This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the years ended October 31, 2000, and 1999, respectively. For the six months ended April 30, 2004 and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX
                                                            MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                           APRIL 30, 2004        --------------------------------------------
                                                             (UNAUDITED)            2003             2002             2001
                                                          ----------------       ----------       ----------       ----------
PER SHARE DATA
Net asset value, beginning of period                      $          14.78       $    10.82       $    14.52       $    27.36
                                                          ----------------       ----------       ----------       ----------

INVESTMENT OPERATIONS
  Net investment loss                                                (0.11)(1)        (0.16)(1)        (0.22)(1)        (0.25)(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                                    1.39             4.12            (3.48)          (12.59)
                                                          ----------------       ----------       ----------       ----------

      Total from investment operations                                1.28             3.96            (3.70)          (12.84)
                                                          ----------------       ----------       ----------       ----------

LESS DISTRIBUTIONS
  Distributions from net realized gains                                 --               --               --               --
                                                          ----------------       ----------       ----------       ----------

REDEMPTION FEES                                                         --               --             0.00(2)            --
                                                          ----------------       ----------       ----------       ----------

NET ASSET VALUE, END OF PERIOD                            $          16.06       $    14.78       $    10.82       $    14.52
                                                          ================       ==========       ==========       ==========

      Total return(3)                                                 8.66%           36.60%          (25.48)%         (46.93)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $          2,034       $    2,042       $    1,306       $    2,858
    Ratio of expenses to average net assets(4)                        1.90%(5)         1.90%            1.90%            1.90%
    Ratio of net investment loss to average
      net assets                                                     (1.44)%(5)       (1.35)%          (1.55)%          (1.30)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                                  0.60%(5)         0.94%            0.80%            0.48%
  Portfolio turnover rate                                               27%             171%              84%             138%

                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                          ------------------------------
                                                             2000              1999
                                                          ----------       -------------
PER SHARE DATA
Net asset value, beginning of period                      $    19.09       $       10.46
                                                          ----------       -------------

INVESTMENT OPERATIONS
  Net investment loss                                          (0.16)              (0.12)(1)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                             11.24                8.78
                                                          ----------       -------------

      Total from investment operations                         11.08                8.66
                                                          ----------       -------------

LESS DISTRIBUTIONS
  Distributions from net realized gains                        (2.81)              (0.03)
                                                          ----------       -------------

REDEMPTION FEES                                                   --                  --
                                                          ----------       -------------

NET ASSET VALUE, END OF PERIOD                            $    27.36       $       19.09
                                                          ==========       =============

      Total return(3)                                          59.94%              83.06%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $    8,614       $          54
    Ratio of expenses to average net assets(4)                  1.92%               1.91%
    Ratio of net investment loss to average
      net assets                                               (1.02)%             (1.24)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                            0.44%               1.27%
  Portfolio turnover rate                                         96%                240%

(1) Per share information is calculated using the average shares outstanding method.

(2) This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .02% and .01% for the years ended October 31, 2000 and 1999, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the years ended October 31, 2000 and 1999, respectively. For the six months ended April 30, 2004 and for the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX                          FOR THE YEAR
                                                            MONTHS ENDED                       ENDED OCTOBER 31,
                                                           APRIL 30, 2004        --------------------------------------------
                                                             (UNAUDITED)            2003             2002            2001(1)
                                                          ----------------       ----------       ----------       ----------
PER SHARE DATA
Net asset value, beginning of period                      $          15.08       $    11.00       $    14.74       $    17.15
                                                          ----------------       ----------       ----------       ----------

INVESTMENT OPERATIONS
  Net investment loss                                                (0.10)(2)        (0.30)(2)        (0.15)(2)        (0.06)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                      1.43             4.38            (3.59)           (2.35)
                                                          ----------------       ----------       ----------       ----------

      Total from investment operations                                1.33             4.08            (3.74)           (2.41)
                                                          ----------------       ----------       ----------       ----------

NET ASSET VALUE, END OF PERIOD                            $          16.41       $    15.08       $    11.00       $    14.74
                                                          ================       ==========       ==========       ==========

      Total return(3)                                                 8.82%           37.09%          (25.37)%         (14.05)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                  $      110,584       $  116,632       $       35       $        1
    Ratio of expenses to average net assets(4)                        1.65%(5)         1.65%            1.65%            1.65%(5)
    Ratio of net investment loss to average net assets               (1.19)%(5)       (1.96)%          (1.16)%          (1.39)%(5)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                   0.60%(5)         0.79%            1.02%            1.03%(5)
  Portfolio turnover rate                                               27%             171%              84%             138%

(1) For the period July 31, 2001(inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, for the years ended October 31, 2003 and 2002, and for the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX                          FOR THE YEAR
                                                            MONTHS ENDED                       ENDED OCTOBER 31,
                                                           APRIL 30, 2004        --------------------------------------------
                                                             (UNAUDITED)            2003             2002            2001(1)
                                                          ----------------       ----------       ----------       ----------
PER SHARE DATA
Net asset value, beginning of period                      $          14.82       $    10.91       $    14.71       $    17.15
                                                          ----------------       ----------       ----------       ----------

INVESTMENT OPERATIONS
  Net investment loss                                                (0.15)(2)        (0.22)(2)        (0.30)(2)        (0.08)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                      1.39             4.13            (3.50)           (2.36)
                                                          ----------------       ----------       ----------       ----------

      Total from investment operations                                1.24             3.91            (3.80)           (2.44)
                                                          ----------------       ----------       ----------       ----------

NET ASSET VALUE, END OF PERIOD                            $          16.06       $    14.82       $    10.91       $    14.71
                                                          ================       ==========       ==========       ==========

      Total return(3)                                                 8.37%           35.84%          (25.83)%         (14.23)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)                  $            283       $       89       $       81       $        1
    Ratio of expenses to average net assets(4)                        2.40%(5)         2.40%            2.40%            2.40%(5)
    Ratio of net investment loss to average net assets               (1.94)%(5)        (1.89)%          (2.07)%          (2.09)%(5)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                   0.60%(5)         0.94%            0.80%            1.02%(5)
  Portfolio turnover rate                                               27%             171%              84%             138%

(1) For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, for the years ended October 31, 2003 and 2002, and for the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                          FOR THE SIX MONTHS                      FOR THE YEAR
                                                                ENDED                           ENDED OCTOBER 31,
                                                            APRIL 30, 2004           -----------------------------------------
                                                             (UNAUDITED)               2003            2002           2001(1)
                                                          -------------------        ---------       ---------       ---------
PER SHARE DATA
Net asset value, beginning of period                      $             14.84        $   10.92       $   14.72       $   17.15
                                                          -------------------        ---------       ---------       ---------

INVESTMENT OPERATIONS
  Net investment loss                                                   (0.15)(2)        (0.22)(2)       (0.28)(2)       (0.10)
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)                         1.40             4.14           (3.52)          (2.33)
                                                          -------------------        ---------       ---------       ---------

      Total from investment operations                                   1.25             3.92           (3.80)          (2.43)
                                                          -------------------        ---------       ---------       ---------

NET ASSET VALUE, END OF PERIOD                            $             16.09        $   14.84       $   10.92       $   14.72
                                                          ===================        =========       =========       =========

      Total return(3)                                                    8.42%           35.90%         (25.82)%        (14.17)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $               363        $      61       $      60       $      42
    Ratio of expenses to average net assets(4)                           2.40%(5)         2.40%           2.40%           2.40%(5)
    Ratio of net investment loss to average net assets                  (1.94)%(5)       (1.88)%         (2.02)%         (2.70)%(5)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                                      0.60%(5)         0.94%           0.83%           1.14%(5)
  Portfolio turnover rate                                                  27%             171%             84%            138%

(1) For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the six months ended April 30, 2004, for the years ended October 31, 2003 and 2002, and for the period ended October 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Global Post-Venture Capital Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

   The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares, and Class C shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on September 26, 2003, the Fund acquired all of the net assets of the Credit Suisse Global Health Sciences Fund ("Global Health Sciences") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-fee exchange. The shares exchanged were 2,879,834 Class A shares (valued at $40,346,632) of the Fund for 2,478,848 Common Class shares of Global Health Sciences and 15,507 Class A shares (valued at $217,249) of the Fund for 13,347 Class A shares of Global Health Sciences. Global Health Sciences' net assets of $40,563,881 at that date, which included $4,991,490 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Global Health Sciences and the Fund immediately before the acquisition were $40,563,881 and $54,936,163, respectively, and the combined net assets of the Fund after the acquisition were $95,500,044.

   Effective as of the close of business on October 10, 2003, the Fund acquired all of the net assets of the Credit Suisse Global Technology Fund ("Global Technology") in a tax-free exchange of shares. The Fund was also the accounting survivor of the tax-free exchange. The shares exchanged were 5,013,884 Class A shares (valued at $75,108,254) of the Fund for 3,014,593 Common Class shares of Global Technology and 65,298 Class A shares (valued at $978,151) of the Fund for 39,264 Class A shares of Global Technology. Global Technology's net assets of $76,086,405 at that date, which included $1,914,638 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of Global Technology and the Fund immediately before the acquisition were $76,086,405 and $100,180,079, respectively, and the combined net assets of the Fund after the acquisition were $176,266,484.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain Fund portfolio securities.

   The Fund initially values its investments in private-equity portfolios ("Private Funds") at the amount invested in the Private Fund, less related expenses, where identifiable, unless and until Credit Suisse Asset Management, LLC ("CSAM") determines that such value does not represent fair value, in which case fair value will be determined. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors. CSAM shall review daily the Fund's fair valued securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2004, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2004 is as follows:

           MARKET VALUE OF                                VALUE OF
          SECURITIES LOANED                          COLLATERAL RECEIVED
          -----------------                          -------------------
            $ 21,149,940                                 $ 22,142,709

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the income earned from securities lending activities. Generally, the Fund will receive 70% and SSB will receive 30% of the income earned on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

   The Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at the annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2004, investment advisory fees earned and voluntarily waived for the Fund were $1,078,127 and $514,938, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd Australia"), each an affiliate of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Abbott Capital Management LLC ("Abbott Capital") serves as sub-investment adviser for the Fund's assets invested in Private Funds. Pursuant to the sub-advisory agreement between Abbott Capital and CSAM, Abbott Capital is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Funds as of the end of each calendar quarter, which fee amount or a portion thereof may be waived by Abbott Capital. No compensation is paid by the Fund to Abbott Capital for its sub-investment advisory services. Effective July 30, 2004 (the "Effective Date"), Abbott Capital will no longer serve as the Fund's sub-investment adviser. A portfolio management team at CSAM, the Fund's investment adviser, will make the Fund's day-to-day investment decisions with respect to Private Funds. After the Effective Date, CSAM will retain all fees previously payable to Abbott Capital under the Sub-Investment Advisory Agreement with Abbott Capital.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were $86,250.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                  0.050% of average daily net assets
           Next $5 billion                   0.035% of average daily net assets
           Over $10 billion                  0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $49,432.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets and such fee is currently calculated at an annual rate of 0.50% of average daily net assets. For Class B shares and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2004, the Fund reimbursed CSAM $54,132, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Fund that they retained $6,962 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid $11,274 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004, and during the six months ended April 30, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) were $45,921,487 and $70,773,379 respectively.

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were: $165,741,178, $31,917,400, $(5,492,442) and $26,424,958, respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of April 30, 2004, the value per share of such securities and percentage of net assets which the securities represent. The final column represents the distributions received from each investment.

                                        NUMBER                                                       PERCENTAGE
                         SECURITY        OF        ACQUISITION                FAIR      VALUE PER        OF         DISTRIBUTIONS
SECURITY                  TYPE          SHARES        DATE        COST        VALUE       SHARE      NET ASSETS       RECEIVED
--------------------   ------------   ----------   ----------- ----------  -----------  ----------   -----------    --------------
Austin Ventures        Ltd.
VIII LP                Partnership       210,003    7/13/01    $  176,348  $   216,249  $     1.03          0.13%   $       39,584

BostonVentures         Ltd.
L.P.V                  Partnership       960,014    9/01/96       617,774      386,214        0.40          0.23%          412,918

CVC European           Ltd.
Equity III L.P.        Partnership       522,581    9/04/01       448,491      554,568        1.06          0.33%           72,561

Madison Dearborn

Capital Partners,      Ltd.
Inc.                   Partnership       391,853    4/02/01       332,928      313,898        0.80          0.19%           67,933

New Enterprise         Ltd.
Associates VII         Partnership     1,000,000    12/01/96      514,080      206,760        0.21          0.12%        3,013,498

Oak Investment

Partners X L.P.        Ltd.
                       Partnership       901,034    1/18/01       775,962      648,131        0.72          0.39%          136,353

Planetweb, Inc.        Preferred
                       Stock             183,800    9/08/00       998,331        4,283        0.02          0.00%               --

PRN Corp.              Preferred
                       Stock              88,000    8/13/01       792,000      792,000        9.00          0.47%               --

PRN Corp.              Warrants           20,366    8/14/01            --           --          --            --                --
                                                               ----------  -----------               -----------    --------------
                                                               $4,655,914  $ 3,122,103                      1.86%   $    3,742,847
                                                               ==========  ===========               ===========    ==============

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are designated as Class A shares, one billion are designated as Class B shares and one billion are classified as Class C shares. Transactions in capital shares were as follows:

                                                                      COMMON CLASS
                                           -----------------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)              OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES           VALUE            SHARES            VALUE
                                           -------------    -------------    -------------     -------------
Shares sold                                      239,919    $   3,970,316          317,013     $   3,773,335
Shares redeemed                                 (547,117)      (8,857,755)      (1,466,613)      (17,319,746)
                                           -------------    -------------    -------------     -------------
Net decrease                                    (307,198)   $  (4,887,439)      (1,149,600)    $ (13,546,411)
                                           =============    =============    =============     =============

                                                                      ADVISOR CLASS
                                           -----------------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)              OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES           VALUE            SHARES            VALUE
                                           -------------    -------------    -------------     -------------
Shares sold                                        9,110    $     142,940          155,973     $   1,728,967
Shares redeemed                                  (20,660)        (325,000)        (138,469)       (1,518,189)
                                           -------------    -------------    -------------     -------------
Net increase (decrease)                          (11,550)   $    (182,060)          17,504     $     210,778
                                           =============    =============    =============     =============

                                                                         CLASS A
                                           -----------------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)              OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES           VALUE            SHARES            VALUE
                                           -------------    -------------    -------------     -------------
Shares sold                                      296,448    $   4,840,550        6,397,919     $  87,874,742
Exchange value due to merger shares                   --               --        7,974,523       116,650,286
Shares redeemed                               (1,290,771)     (20,669,914)      (6,643,647)      (91,680,556)
                                           -------------    -------------    -------------     -------------
Net increase (decrease)                         (994,323)   $ (15,829,364)       7,728,795     $ 112,844,472
                                           =============    =============    =============     =============

                                                                         CLASS B
                                           -----------------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)              OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES           VALUE            SHARES            VALUE
                                           -------------    -------------    -------------     -------------
Shares sold                                       12,402    $     198,925            2,370     $      33,106
Shares redeemed                                     (810)         (12,692)          (3,774)          (52,098)
                                           -------------    -------------    -------------     -------------
Net increase (decrease)                           11,592    $     186,233           (1,404)    $     (18,992)
                                           =============    =============    =============     =============

                                                                         CLASS C
                                           -----------------------------------------------------------------
                                              FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                             APRIL 30, 2004 (UNAUDITED)              OCTOBER 31, 2003
                                           -----------------------------------------------------------------
                                               SHARES           VALUE            SHARES            VALUE
                                           -------------    -------------    -------------     -------------
Shares sold                                       18,496    $     296,385              166     $       2,200
Shares redeemed                                       --               --           (1,552)          (16,186)
                                           -------------    -------------    -------------     -------------
Net increase (decrease)                           18,496    $     296,385           (1,386)    $     (13,986)
                                           =============    =============    =============     =============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

                                              NUMBER OF      APPROXIMATE PERCENTAGE
                                            SHAREHOLDERS      OF OUTSTANDING SHARES
                                           -------------    -----------------------
Common Class                                      2                   61%
Advisor Class                                     4                   59%
Class A                                           1                   33%
Class B                                           7                   47%
Class C                                           2                   89%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND -ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
PROXY VOTING (UNAUDITED)

   The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGPV-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  July 6, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  July 6, 2004